Share-based compensation (Details 2) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2020 $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Additional disclosures
Share-based compensation expenses | ¥		¥ 7,548			¥ 9,134			¥ 4,156
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants		194,927,210		194,927,210							194,927,210
Share Incentive Plan | Employee and non-employee | RSU
Share-based compensation
Vesting schedule		4 years	4 years
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)		95,108,866	95,108,866		108,269,242	108,269,242		100,831,204	100,831,204
Granted (in shares)		13,951,100	13,951,100		30,069,498	30,069,498		42,621,084	42,621,084
Vested (in shares)		(23,123,292)	(23,123,292)		(23,834,466)	(23,834,466)		(20,632,596)	(20,632,596)
Forfeited or cancelled		(14,295,620)	(14,295,620)		(19,395,408)	(19,395,408)		(14,550,450)	(14,550,450)
Unvested at the end of the year (in shares)		71,641,054	71,641,054		95,108,866	95,108,866		108,269,242	108,269,242	100,831,204
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares			$ 25.89			$ 19.62			$ 15.35
Granted (in dollars per share) | $ / shares			29.81			39.93			26.44
Vested (in dollars per share) | $ / shares			23.04			18.89			15.25
Forfeited or cancelled | $ / shares			25.94			21.3			16.13
Unvested at the end of the year (in dollars per share) | $ / shares			$ 27.56			$ 25.89			$ 19.62	$ 15.35
Additional disclosures
Share-based compensation expenses | ¥		¥ 3,877			¥ 4,129			¥ 3,085
Unrecognized share-based compensation expense related to awards other than options | ¥		¥ 5,735		¥ 5,735
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years 8 months 12 days	3 years 8 months 12 days
Total fair value of RSUs vested		¥ 4,590	$ 706		6,359	$ 973		3,458	$ 494
Total intrinsic value of RSUs vested		¥ 4,590	$ 706		¥ 6,359	$ 973		¥ 3,458	$ 494
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)		2,937,112	2,937,112		4,907,060	4,907,060		10,224,124	10,224,124
Granted (in shares)		0	0		0	0		0	0
Exercised (in shares)		(620,476)	(620,476)		(1,962,856)	(1,962,856)		(5,073,294)	(5,073,294)
Forfeited or cancelled		(2,500)	(2,500)		(7,092)	(7,092)		(243,770)	(243,770)
Outstanding at the end of the year (in shares)		2,314,136	2,314,136		2,937,112	2,937,112		4,907,060	4,907,060	10,224,124
Vested and expected to vest at the end of the year (in shares)		2,298,132		2,298,132							2,298,132
Exercisable at the end of the year (in shares)		2,247,452		2,247,452							2,247,452
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares			$ 6.95			$ 6.38			$ 6.39
Exercised (in dollars per share) | $ / shares			5.7			5.49			6.23
Forfeited or cancelled (in dollars per share) | $ / shares			3.96			13.42			10.24
Outstanding at the end of the year (in dollars per share) | $ / shares			$ 7.29			$ 6.95			$ 6.38	$ 6.39
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares											$ 7.25
Exercisable at the end of the year (in dollars per share) | $ / shares											$ 7.12
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year		2 years 2 months 12 days	2 years 2 months 12 days		2 years 10 months 24 days	2 years 10 months 24 days		3 years	3 years	4 years 3 months 18 days
Vested and expected to vest at the end of the year		2 years 2 months 12 days	2 years 2 months 12 days
Exercisable at the end of the year		2 years 1 month 6 days	2 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $						$ 82	$ 82		$ 184	$ 115	$ 48
Vested and expected to vest at the end of the year (in dollars) | $											48
Exercisable at the end of the year (in dollars) | $											$ 47
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized		1 year 10 months 24 days	1 year 10 months 24 days
Total intrinsic value of options exercised		¥ 98	$ 14		¥ 453	$ 70		¥ 762	$ 111
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)		8,208,616	8,208,616
Unvested at the end of the year (in shares)		5,526,834	5,526,834		8,208,616	8,208,616
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)		167,206	167,206
Outstanding at the end of the year (in shares)		78,706	78,706		167,206	167,206
Share Incentive Plan | Year two | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule		2 years	2 years
Vesting percentage (as a percent)		50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)		33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)		25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)		20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule		6 years	6 years
Vesting percentage (as a percent)		17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule		10 years	10 years
Vesting percentage (as a percent)		10.00%	10.00%
Jd Logistics Plan [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)		41,570,538	41,570,538		9,663,953	9,663,953
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares				¥ 18.23			$ 35
Additional disclosures
Share-based compensation expenses | ¥		¥ 259			¥ 39
Unrecognized share-based compensation expense related to awards other than options | ¥		¥ 412		¥ 412
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years 3 months 18 days	3 years 3 months 18 days
Jd Logistics Plan [Member] | Employee and non-employee | Options
Number of share options
Granted (in shares)					30,030,446	30,030,446		224,511,105	224,511,105
Additional disclosures
Share-based compensation expenses | ¥		¥ 702			¥ 1,162			¥ 640
Unrecognized share-based compensation expense related to options | ¥		¥ 970		¥ 970
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years 7 months 6 days	3 years 7 months 6 days
Jd Logistics Plan [Member] | Liu [Member] | Options
Share-based compensation
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
Number of share options
Granted (in shares)	99,186,705
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 0.01
JD Health Plan [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)		4,638,422	4,638,422		80,582,712	80,582,712
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares				¥ 52.33			$ 112.31
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years 10 months 24 days	3 years 10 months 24 days
JD Health Plan [Member] | Employee and non-employee | RSU | Service-based
Additional disclosures
Share-based compensation expenses | ¥		¥ 1,108			¥ 1,428
Unrecognized share-based compensation expense related to awards other than options | ¥		¥ 1,609		¥ 1,609
JD Property [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)					193,059,698	193,059,698
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | ¥ / shares					¥ 2.42
Additional disclosures
Share-based compensation expenses | ¥					¥ 467
Jd Industrials Plan [Member] | Employee and non-employee | RSU
Number of Shares
Granted (in shares)					90,629,636	90,629,636
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares						$ 1.18
Additional disclosures
Share-based compensation expenses | ¥					¥ 684
Jd Industrials Plan [Member] | Employee and non-employee | Options
Number of Shares
Granted (in shares)		2,660,000	2,660,000
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares			$ 1.4
Additional disclosures
Share-based compensation expenses | ¥		¥ 7
Unrecognized share-based compensation expense related to options | ¥		¥ 12		12
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years 3 months	3 years 3 months
Jd Industrials Plan [Member] | Liu [Member]
Number of Shares
Granted (in shares)					90,629,636	90,629,636
JD Property Plan [Member] | Employee and non-employee | Options
Number of Shares
Granted (in shares)		108,399,512	108,399,512
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | ¥ / shares		¥ 4.03
Additional disclosures
Share-based compensation expenses | ¥		¥ 354
Unrecognized share-based compensation expense related to awards other than options | ¥		¥ 50		¥ 50
Weighted-average period over which share-based compensation expense is expected to be recognized		3 years	3 years
JD Property Plan [Member] | Liu [Member] | RSU
Number of share options
Granted (in shares)					193,059,698	193,059,698
JD Property Plan [Member] | Liu [Member] | Options
Number of share options
Granted (in shares)		81,446,610	81,446,610
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares			$ 0.0000005